FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

July 19, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II (the "Trust" or "Registrant") File Nos. 333-188521/811-22842 Post-Effective Amendment ("PEA") No. 85

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 85 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of adding a series of shares to the Registrant, to be designated as ABR Enhanced Short Volatility Fund (the "Fund"). Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission ("SEC") on the Amendment. As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant's other existing series of shares.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett

CC: Alison Fuller, Esq; Christopher Zimmerman, Esq.

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